CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Noncurrent assets [abstract]
Property, plant and equipment	$ 65,262	$ 63,637
Intangible assets	9,672	8,621
Equity accounted investments	2,863	2,551
Deferred tax assets	3,304	2,441
Pension assets	831	1,306
Derivative financial instruments	1,032	1,603
Financial investments	2,455	2,841
Prepayments and financial receivables	1,033	912
Total non-current assets	86,452	83,911
Current assets [abstract]
Inventories	2,144	3,398
Trade and other receivables	8,998	9,425
Derivative financial instruments	318	159
Financial investments	7,041	8,448
Cash and cash equivalents	7,556	4,390
Total current assets	26,056	25,820
Assets classified as held for sale	0	1,369
Total assets	112,508	111,100
Equity [abstract]
Shareholders equity	42,970	39,861
Non-controlling interests	19	24
Total equity	42,990	39,885
Noncurrent liabilities [abstract]
Finance debt	23,264	24,183
Deferred tax liabilities	8,671	7,654
Pension liabilities	3,820	3,904
Provisions	15,952	15,557
Derivative financial instruments	1,207	900
Total non-current liabilities	52,914	52,198
Current liabilities [abstract]
Trade, other payables and provisions	8,369	9,737
Current tax payable	4,654	4,057
Finance debt	2,463	4,091
Dividend payable	766	729
Derivative financial instruments	352	403
Total current liabilities	16,605	19,017
Liabilities directly associated with the assets classified as held for sale	0	0
Total liabilities	69,519	71,214
Total equity and liabilities	$ 112,508	$ 111,100